Stream, Royalty and Other Interests - Prior Year Transactions, Additional Information (Details) $ in Thousands	1 Months Ended
	Oct. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / oz	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 $ / shares
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Stream, royalty and other interests			$ 1,489,353	$ 1,560,416
Horizon Copper Corp.
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Fair value of debenture		$ 122,700
Ownership interest in associate		34.00%
Versamet Royalties Corp. | El Pilar And Blackwater Royalties
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Gain (loss) on disposal of royalties	$ 4,000
Portion received in cash	10,000
Consideration received	25,000
Common shares received	$ 15,000
Price per share (in CAD per share) | $ / shares					$ 0.70
Antamina
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Retained percentage of royalty, after deducting costs of servicing silver stream		0.55%
Antamina | Silver Commodity Type
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
% of Life of Mine Gold or Relevant Commodity				1.66%
Per Ounce Cash Payment, percentage				2.50%
Discount rate		2.80%
Commodity price per ounce | $ / oz		23
Estimated mine life (in years)		29 years
Antamina | Horizon Copper Corp.
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Percentage of net profits		1.66%
Gain (loss) on disposal of royalties		$ (2,000)
Stream, royalty and other interests		86,200
Portion received in cash		20,000
Values of shares received		1,400
Antamina | Horizon Copper Corp. | Silver Commodity Type
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Stream, royalty and other interests		$ 101,400